Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Impairment	[1]	$ 29,421
Deferred debt issuance cost		7,500	$ 5,800
Restricted cash		$ 0	$ 0
Interest Rate Swap Contracts [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Weighted average remaining terms		3 years 4 months 24 days	4 years 3 months 18 days
Interest Rate Swap Contracts [Member] | Minimum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract		$ 5,200	$ 7,000
Fixed interest rate		0.71%	0.71%
Interest Rate Swap Contracts [Member] | Maximum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract		$ 37,500	$ 40,100
Fixed interest rate		2.90%	2.90%

[1]	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021. See Note 21—Impairment of Long-Lived Assets.